OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables

The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
Trade accounts receivable and other - opening balance	4,432	3,863	2,974
Performance obligations satisfied	70,615	76,033	68,679
Payments received	(71,559)	(75,387)	(68,059)
Impairment of receivables (net of write backs and utilization)	9	(8)	—
Reclassification of the period-end receivables to held for sale	—	(182)	—
Additions through business combinations	4	532	33
Foreign exchange and others	68	(419)	236
Trade accounts receivable and other - closing balance	3,569	4,432	3,863

Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2019	2018	2017
Materials	47,809	46,842	42,813
Labor costs	9,094	9,206	8,842
Logistic expenses	4,951	4,974	4,161
Depreciation and amortization	3,067	2,799	2,768
Gain on bargain purchase[1]	—	(209)	—
Impairment	1,927	994	206
Other	2,039	2,419	2,086
Total	68,887	67,025	60,876

1. See note 2.2.4

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses	Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2019	2018
Gross amount	3,698	4,605
Allowance for lifetime expected credit losses	(129)	(173)
Total	3,569	4,432

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2019	2018
NAFTA	285	579
Brazil	702	864
Europe	1,983	2,348
ACIS	523	531
Mining	76	110
Total	3,569	4,432

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2019			2018
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,851	(11)	2,840	3,377	(3)	3,374
Overdue 1-30 days	452	(2)	450	691	(3)	688
Overdue 31-60 days	85	(1)	84	178	(1)	177
Overdue 61-90 days	43	—	43	97	(1)	96
Overdue 91-180 days	67	(4)	63	59	(4)	55
More than 180 days	200	(111)	89	203	(161)	42
Total	3,698	(129)	3,569	4,605	(173)	4,432

Movement in the Allowance for Lifetime Expected Credit Losses
The movements in the allowance are calculated based on lifetime expected credit loss model for 2019 and 2018 following the adoption of IFRS 9 and incurred loss model for 2017. The allowances in respect of trade accounts receivable during the periods presented is as follows:

	Year ended December 31,
	2019	2018	2017
Allowance - opening balance	173	193	184
Additions	18	35	34
Write backs / utilization	(27)	(29)	(38)
Foreign exchange and others	(35)	(26)	13
Allowance - closing balance	129	173	193

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,760 and 1,168 as of December 31, 2019 and 2018, respectively, are comprised of the following:

	December 31,
	2019	2018
Finished products	5,821	7,464
Production in process	4,165	4,596
Raw materials	5,101	6,822
Manufacturing supplies, spare parts and other [1]	2,209	1,862
Total	17,296	20,744

1.
Including spare parts of 1.6 billion and 1.3 billion, and manufacturing and other of 0.6 billion and 0.6 billion as of December 31, 2019 and 2018, respectively.
Movement in Inventory Reserve
Movements in the inventory reserve are as follows:

	Year ended December 31,
	2019	2018	2017
Inventory reserve - opening balance	1,168	1,239	1,097
Additions [1]	726	423	442
Deductions / Releases [2]	(212)	(382)	(404)
Foreign exchange and others	78	(112)	104
Inventory reserve - closing balance	1,760	1,168	1,239

1.
Additions in 2019 refer to write-downs of inventories excluding those utilized or written back during the same financial year. The additions in 2018 and 2017 refer to write-downs of inventories including those utilized or written back during the same financial year.

2.
Deductions/releases correspond to write-backs and utilizations related to the prior periods in 2019 and correspond to write-backs and utilizations related to the current and prior periods in 2018 and 2017.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2019	2018
VAT receivables	941	1,049
Prepaid expenses and non-trade receivables	696	416
Financial amounts receivable	350	304
Income tax receivable	102	106
Receivables from public authorities	137	125
Receivables from sale of financial and intangible assets	153	149
Derivative financial instruments	268	617
Other [1]	109	68
Total	2,756	2,834

1.
Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.

Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2019	2018
Derivative financial instruments	130	609
Financial amounts receivable	594	1,679
Long-term VAT receivables	285	322
Cash guarantees and deposits	164	185
Receivables from public authorities	51	172
Accrued interest	65	86
Receivables from sale of financial and intangible assets	131	61
Income tax receivable	25	18
Other [1]	203	228
Total	1,648	3,360

1.
Other mainly includes assets in pension funds and other amounts receivable
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2019	2018
Accrued payroll and employee related expenses	1,560	1,613
Accrued interest and other payables	927	976
Payable from acquisition of intangible, tangible & financial assets	1,559	1,332
Other amounts due to public authorities	507	540
Derivative financial instruments [1]	308	190
Unearned revenue and accrued payables	49	58
Total	4,910	4,709

1.
Derivative financial instruments include 125 as of December 31, 2019 relating to the fair value of the put option granted to ISP in the framework of the acquisition of ArcelorMittal Italia. As of December 31, 2018 the option’s fair value of 124 was included in long-term liabilities (note 9.2).